Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024
C000035049
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares with sales load
C000035050
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares
C000035051
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000250224
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares
C000035043
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares with sales load
C000035044
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares
C000035045
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000043497
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares
C000035055
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares with sales load
C000035056
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares
C000035057
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000043498
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares
C000035058
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares with sales load
C000035059
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares
C000035060
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000170839
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares
C000035061
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares with sales load
C000035062
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares
C000035063
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000170840
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares
Without Sales Load [Member] | C000035049
Average Annual Return [Line Items]
Average Annual Return, Percent	29.25%	19.05%	15.23%
Without Sales Load [Member] | C000035050
Average Annual Return [Line Items]
Average Annual Return, Percent	28.27%	18.17%	14.54%
Without Sales Load [Member] | C000035051
Average Annual Return [Line Items]
Average Annual Return, Percent	29.54%	19.33%	15.52%
Without Sales Load [Member] | C000250224
Average Annual Return [Line Items]
Average Annual Return, Percent	29.54%	19.33%	15.52%
Without Sales Load [Member] | C000035043
Average Annual Return [Line Items]
Average Annual Return, Percent	26.34%	15.83%	12.92%
Without Sales Load [Member] | C000035044
Average Annual Return [Line Items]
Average Annual Return, Percent	25.38%	14.95%	12.23%
Without Sales Load [Member] | C000035045
Average Annual Return [Line Items]
Average Annual Return, Percent	26.73%	16.17%	13.25%
Without Sales Load [Member] | C000043497
Average Annual Return [Line Items]
Average Annual Return, Percent	26.72%	16.18%	13.08%
Without Sales Load [Member] | C000035055
Average Annual Return [Line Items]
Average Annual Return, Percent	16.36%	9.10%	7.68%
Without Sales Load [Member] | C000035056
Average Annual Return [Line Items]
Average Annual Return, Percent	15.46%	8.27%	7.04%
Without Sales Load [Member] | C000035057
Average Annual Return [Line Items]
Average Annual Return, Percent	16.62%	9.37%	7.95%
Without Sales Load [Member] | C000043498
Average Annual Return [Line Items]
Average Annual Return, Percent	16.66%	9.40%	7.85%
Without Sales Load [Member] | C000035058
Average Annual Return [Line Items]
Average Annual Return, Percent	18.75%	9.97%	10.09%
Without Sales Load [Member] | C000035059
Average Annual Return [Line Items]
Average Annual Return, Percent	17.73%	9.09%	9.42%
Without Sales Load [Member] | C000035060
Average Annual Return [Line Items]
Average Annual Return, Percent	19.09%	10.25%	10.37%
Without Sales Load [Member] | C000170839
Average Annual Return [Line Items]
Average Annual Return, Percent	19.09%	10.26%	10.30%
Without Sales Load [Member] | C000035061
Average Annual Return [Line Items]
Average Annual Return, Percent	12.56%	8.25%	10.48%
Without Sales Load [Member] | C000035062
Average Annual Return [Line Items]
Average Annual Return, Percent	11.62%	7.39%	9.80%
Without Sales Load [Member] | C000035063
Average Annual Return [Line Items]
Average Annual Return, Percent	12.85%	8.52%	10.75%
Without Sales Load [Member] | C000170840
Average Annual Return [Line Items]
Average Annual Return, Percent	12.85%	8.54%	10.72%
Federated Investors Inc. Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Federated Investors Inc. Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Federated Investors Inc. Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Federated Investors Inc. Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Federated Investors Inc. Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	21.07%	14.22%	12.58%
Federated Investors Inc. Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	21.07%	14.22%	12.58%
Federated Investors Inc. Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	21.07%	14.22%	12.58%
Federated Investors Inc. Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	21.07%	14.22%	12.58%
Federated Investors Inc. Index: S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.15%	14.99%	13.15%
Federated Investors Inc. Index: S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.15%	14.99%	13.15%
Federated Investors Inc. Index: S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.15%	14.99%	13.15%
Federated Investors Inc. Index: S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.15%	14.99%	13.15%
Federated Investors Inc. Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Federated Investors Inc. Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Federated Investors Inc. Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Federated Investors Inc. Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Federated Investors Inc. Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Federated Investors Inc. Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Federated Investors Inc. Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Federated Investors Inc. Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Federated Investors Inc. Index: Morningstar Large Growth Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Large Growth Funds Average
Federated Investors Inc. Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Federated Investors Inc. Index: Morningstar Large Growth Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Large Growth Funds Average
Federated Investors Inc. Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Federated Investors Inc. Index: Morningstar Large Growth Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Large Growth Funds Average
Federated Investors Inc. Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Federated Investors Inc. Index: Morningstar Large Growth Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Large Growth Funds Average
Federated Investors Inc. Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Federated Investors Inc. Index: Morningstar Large Blend Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Large Blend Funds Average
Average Annual Return, Percent	19.29%	12.56%	10.80%
Federated Investors Inc. Index: Morningstar Large Blend Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Large Blend Funds Average
Average Annual Return, Percent	19.29%	12.56%	10.80%
Federated Investors Inc. Index: Morningstar Large Blend Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Large Blend Funds Average
Average Annual Return, Percent	19.29%	12.56%	10.80%
Federated Investors Inc. Index: Morningstar Large Blend Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Large Blend Funds Average
Average Annual Return, Percent	19.29%	12.56%	10.80%
Federated Investors Inc. Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	5.10%	0.19%	1.61%
Federated Investors Inc. Index: 60% S&P 500/ 40% Bloomberg US Aggregate Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% S&P 500/ 40% Bloomberg US Aggregate Bond
Average Annual Return, Percent	15.16%	9.16%	8.66%
Federated Investors Inc. Index: Morningstar Allocation Funds Average - 50%-70% Equity
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Allocation Funds Average - 50%-70% Equity
Average Annual Return, Percent	12.37%	7.20%	6.28%
Federated Investors Inc. Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	5.10%	0.19%	1.61%
Federated Investors Inc. Index: 60% S&P 500/ 40% Bloomberg US Aggregate Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% S&P 500/ 40% Bloomberg US Aggregate Bond
Average Annual Return, Percent	15.16%	9.16%	8.66%
Federated Investors Inc. Index: Morningstar Allocation Funds Average - 50%-70% Equity
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Allocation Funds Average - 50%-70% Equity
Average Annual Return, Percent	12.37%	7.20%	6.28%
Federated Investors Inc. Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	5.10%	0.19%	1.61%
Federated Investors Inc. Index: 60% S&P 500/ 40% Bloomberg US Aggregate Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% S&P 500/ 40% Bloomberg US Aggregate Bond
Average Annual Return, Percent	15.16%	9.16%	8.66%
Federated Investors Inc. Index: Morningstar Allocation Funds Average - 50%-70% Equity
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Allocation Funds Average - 50%-70% Equity
Average Annual Return, Percent	12.37%	7.20%	6.28%
Federated Investors Inc. Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	5.10%	0.19%	1.61%
Federated Investors Inc. Index: 60% S&P 500/ 40% Bloomberg US Aggregate Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% S&P 500/ 40% Bloomberg US Aggregate Bond
Average Annual Return, Percent	15.16%	9.16%	8.66%
Federated Investors Inc. Index: Morningstar Allocation Funds Average - 50%-70% Equity
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Allocation Funds Average - 50%-70% Equity
Average Annual Return, Percent	12.37%	7.20%	6.28%
Federated Investors Inc. Index: Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Federated Investors Inc. Index: Morningstar Small Blend Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Small Blend Funds Average
Federated Investors Inc. Index: Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Federated Investors Inc. Index: Morningstar Small Blend Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Small Blend Funds Average
Federated Investors Inc. Index: Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Federated Investors Inc. Index: Morningstar Small Blend Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Small Blend Funds Average
Federated Investors Inc. Index: Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Federated Investors Inc. Index: Morningstar Small Blend Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Small Blend Funds Average
Federated Investors Inc. Index: Russell 2000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Federated Investors Inc. Index: Morningstar Small Growth Funds
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Small Growth Funds
Federated Investors Inc. Index: Russell 2000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Federated Investors Inc. Index: Morningstar Small Growth Funds
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Small Growth Funds
Federated Investors Inc. Index: Russell 2000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Federated Investors Inc. Index: Morningstar Small Growth Funds
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Small Growth Funds
Federated Investors Inc. Index: Russell 2000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Federated Investors Inc. Index: Morningstar Small Growth Funds
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Small Growth Funds